Contract balances (Details 1) ₨ in Thousands	12 Months Ended
Mar. 31, 2021 INR (₨)
Statement [Line Items]
Balance as of April 1, 2020	₨ 16,113
Add: Revenue recognized during the year	26,837
Less: Invoiced during the period	(34,938)
Add: Translation gain or (loss)	(496)
Balance as at March 31, 2021	₨ 7,516